united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 7/31

Date of reporting period: 7/31/22

ITEM 1. REPORTS TO SHAREHOLDERS.

APEX Healthcare ETF

APXH

July 31, 2022

Annual Report

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

July 2022

Annual Letter to Shareholders of the APEX Healthcare ETF (APXH)

General Update

The partial-annual period ending July 31st, 2022 (fund inception September 20, 2021) was turbulent for the APEX Healthcare ETF (“APXH” or “the Fund”). During this period, the Fund grew to $6.6 million in total assets under management. The Fund briefly entered positive return territory of 1.70%, in late December 2021, before trending downward through March 2022. The Fund had a small rebound in early April 2022, before again trending downward to reach a low of -21.0% in mid-June 2022. The fund ended the period since inception at -11.40%, while the MarketGrader Global Health Care Leaders Index (“Index”) lost 14.41%. The S&P 500 Total Return Index fell approximately 4.02% over this same period.

Performance Update

After positive returns in 2021, domestic equity markets, including healthcare, were broadly negative in 2022. APXH closely tracked its underlying Index in Q4, slightly outperforming it by 40 basis points net of fees. A majority of APXH’s Q4 gains came from the Fund’s allocation to pharmaceuticals, with the only detractors for the quarter being biotech and “other” positions (<1% Holdings). Positive performance in Q4 was followed by negative performance in Q1 and Q2 2022. The Fund, pulled down by under-performing allocations to Biotech, Healthcare Equipment, and Healthcare Supplies, declined -17.61% in 1H 2022, compared to the Index’s -19.56% over the same period. Year to date, the Fund’s performance has rebounded slightly from its April low to -13.31%, but remains underwhelming due to the Index’s allocations to health care growth stocks, which have under-performed the broader market. The largest risks to the Fund performance continue to be market volatility, such as that seen in the period from late February to March 2020 and throughout 2022, and concentration risk relative to broad-based global and domestic equity indices and funds due to the Fund’s concentration in the healthcare sector.

Principal Investment Strategy

APXH is a passively managed ETF that seeks to provide investment results corresponding generally, before fees and expenses, to the performance of the MarketGrader Global Health Care Leaders Index. APXH is best used, in our opinion, to express an opportunistic global healthcare sector viewpoint within a larger portfolio. The Fund will normally invest at least 80% of total assets in securities of the MarketGrader Global Health Care Leaders Index or in depository receipts representing securities of the Index. To be eligible for inclusion in the Index, a company must have a minimum market capitalization of $500 million at the time of inclusion and a minimum three-month average daily trading volume of $2 million. The Fund does not have a policy or practice of maintaining a specified level of distributions or yield payout to shareholders, and the Fund does not have exposure to derivatives.

We believe global demographic trends and rising incomes in emerging economies are likely to cause further increases in global health care expenditures in the next 2-3 decades. Based upon general census projections, by 2050 the global population over the age of 65 is on track to double, and the population over age 80 could triple; many of whom will have at least one chronic condition.

The Fund will invest in healthcare stocks globally with potential exposure in, but not limited to, sectors such as:

●	Biotechnology	●	Pharmaceuticals
●	Medical distributors	●	Medical Equipment
●	Life Science & Diagnostics	●	Health Service

On behalf of the entire staff at Anfield Capital Management and Regents Park Funds, we thank you for your continued support.

David Young, CFA
CEO & Founder

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

6889-NLD-09092022

APEX Healthcare ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2022

Average Annual Total Return through July, 2022*, as compared to its benchmark:

Inception ***
through July 31, 2022
APEX Healthcare ETF - NAV	-11.40%
APEX Healthcare ETF - Market Price	-10.90%
MarketGrader Global Health Care Leaders Index **	-14.41%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than one year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), and extraordinary expenses such as litigation expenses) will not exceed 0.90% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver or reimbursement is made. Please review the Fund’s most recent prospectus for more detail on the expense waiver. The Fund’s total annual operating expenses after fee waiver and expense reimbursement is 0.90% and without waiver or reimbursement the gross expenses and fees is 1.13%, per the August 17, 2021 prospectus. These expenses were calculated with estimated other expenses and acquired fund fees and expenses.

**	The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

***	The MarketGrader Global Health Care Leaders Index, which was developed and is provided by MarketGrader.com Corp. (“MarketGrader”), consists of 100 fundamentally sound companies in the healthcare sector that are domiciled in any Developed Market or Emerging Market (each as defined by the International Monetary Fund’s World Economic Outlook Database) and are in the MarketGrader research universe. The Index constituents are selected on the basis of the strength of their fundamentals as measured by the MarketGrader Score (zero to 100). To be eligible for inclusion in the Index, a company must have a minimum market capitalization of $500 million at the time of inclusion and a minimum three-month average daily trading volume of $2 million. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

****	As of the close of business on the day of commencement of trading on September 20, 2021.

Comparison of the Change in Value of a $10,000 Investment

Portfolio Composition as of July 31, 2022:

Compositions	Percentage of Net Assets
Common Stocks - Biotech & Pharma	51.8%
Common Stocks - Medical Equipment & Devices	23.2%
Exchange-Traded Fund - Equity	16.2%
Common Stocks - Health Care Facilities & Services	6.7%
Common Stocks - Technology Hardware	0.5%
Common Stocks - Household Products	0.1%
Common Stocks - Industrial Intermediate Products	0.1%
Other Assets in Excess of Liabilities	1.4%
100.0%

APEX Healthcare ETF
PORTFOLIO REVIEW (Unaudited) (Continued)
July 31, 2022

Diversification of Assets as of July 31, 2022:

Country	Percentage of Net Assets
United States	82.6%
Japan	8.9%
Switzerland	3.7%
New Zealand	1.0%
Hong Kong	0.7%
Germany	0.6%
France	0.6%
Spain	0.2%
United Kingdom	0.2%
Malaysia	0.1%
Other Assets in Excess of Liabilities	1.4%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

APEX HEALTHCARE ETF
SCHEDULE OF INVESTMENTS
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 82.4%
	BIOTECH & PHARMA - 51.8%
1,888	AbbVie, Inc.	$270,947
593	Amphastar Pharmaceuticals, Inc.(a)	22,172
3,037	Atea Pharmaceuticals, Inc.(a)	24,903
510	Bachem Holding A.G.	34,206
6,627	Beijing Tong Ren Tang Chinese Medicine Company Ltd.	8,543
1,760	BioNTech S.E. - ADR	290,664
1,667	Cara Therapeutics, Inc.(a)	14,570
3,983	Catalyst Pharmaceuticals, Inc.(a)	40,786
4,743	China Medical System Holdings Ltd.	7,553
5,084	Chugai Pharmaceutical Company Ltd.	142,361
826	Corcept Therapeutics, Inc.(a)	23,673
373	CRISPR Therapeutics A.G.(a)	27,975
16,378	CSPC Pharmaceutical Group Ltd.	17,922
304	Dermapharm Holding S.E.	17,063
1,679	Dynavax Technologies Corporation(a)	24,144
490	Emergent BioSolutions, Inc.(a)	16,974
3,438	Exelixis, Inc.(a)	71,923
14,020	Grand Pharmaceutical Group Ltd.	7,751
1,093	Halozyme Therapeutics, Inc.(a)	53,448
411	Harmony Biosciences Holdings, Inc.(a)	20,850
1,887	Horizon Therapeutics PLC(a)	156,564
1,916	Incyte Corporation(a)	148,835
3,218	Indivior PLC(a)	12,587
1,350	Innoviva, Inc.(a)	19,359
234	Ipsen S.A.	23,615
1,741	Ironwood Pharmaceuticals, Inc.(a)	19,934
1,093	JCR Pharmaceuticals Company Ltd.	20,204
1,706	Johnson & Johnson	297,731
309	Laboratorios Farmaceuticos Rovi S.A.	16,097
3,780	Merck & Company, Inc.	337,706
1,710	Moderna, Inc.(a)	280,594
5,642	Pfizer, Inc.	284,977
441	Regeneron Pharmaceuticals, Inc.(a)	256,525
36,387	Sino Biopharmaceutical Ltd.	21,044

See accompanying notes which are an integral part of these financial statements.

APEX HEALTHCARE ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	BIOTECH & PHARMA - 51.8% (Continued)
784	Takara Bio, Inc.	$12,617
710	uniQure N.V.(a)	17,999
1,200	Vertex Pharmaceuticals, Inc.(a)	336,493
762	Vir Biotechnology, Inc.(a)	21,191
48	Virbac S.A.	17,651
		3,440,151
	HEALTH CARE FACILITIES & SERVICES - 6.7%
486	Amvis Holdings, Inc.	17,020
558	BML, Inc.	16,424
907	CellSource Company Ltd.(a)	31,322
159	Chemed Corporation	76,493
321	Fulgent Genetics, Inc.(a)	19,180
725	H.U. Group Holdings, Inc.	17,316
835	Laboratory Corp of America Holdings	218,930
1,601	Shin Nippon Biomedical Laboratories Ltd.	24,612
1,142	Synlab A.G.	21,580
		442,877
	HOUSEHOLD PRODUCTS - 0.1%
600	Premier Anti-Aging Company Ltd.(a)	8,976

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.1%
5,717	Hartalega Holdings Berhad	3,520
16,109	Supermax Corporation Berhad	2,950
		6,470
	MEDICAL EQUIPMENT & DEVICES - 23.2%
215	BioMerieux	23,191
458	Cooper Companies, Inc. (The)	149,766
1,073	Danaher Corporation	312,746
4,840	Fisher & Paykel Healthcare Corporation Ltd.	64,509
2,228	Hologic, Inc.(a)	159,035
2,656	Hoya Corporation	264,307
795	Meridian Bioscience, Inc.(a)	25,170
8,641	Modern Dental Group Ltd.	2,752
637	Nihon Kohden Corporation	14,188

See accompanying notes which are an integral part of these financial statements.

APEX HEALTHCARE ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 82.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 23.2% (Continued)
268	QuidelOrtho Corporation(a)	$27,347
195	Sartorius Stedim Biotech	77,602
422	Sonova Holding A.G.	151,161
129	Tecan Group A.G.	45,585
11,872	Top Glove Corporation Berhad	2,574
641	West Pharmaceutical Services, Inc.	220,222
		1,540,155
	TECHNOLOGY HARDWARE - 0.5%
72	Comet Holding A.G.	13,190
1,602	Topcon Corporation	22,418
		35,608

	TOTAL COMMON STOCKS (Cost $5,722,973)	5,474,237

	EXCHANGE-TRADED FUNDS — 16.2%
	EQUITY - 16.2%
1,785	Health Care Select Sector SPDR Fund	236,334
10,032	iShares Global Healthcare ETF	840,080
		1,076,414

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,085,462)	1,076,414

	TOTAL INVESTMENTS - 98.6% (Cost $6,808,435)	$6,550,651
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%	91,499
	NET ASSETS - 100.0%	$6,642,150

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depository Receipt

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

APEX HealthCare ETF
Statement of Assets and Liabilities
July 31, 2022

Assets
Investment securities:
At cost	$6,808,435
At value	6,550,651
Cash	81,066
Foreign currency, at value (Cost $2,697)	3,059
Due from Adviser (see Note 4)	32,815
Dividends and interest receivable	7,139
Total Assets	6,674,730

Liabilities
Accrued audit fees	19,750
Payable to related parties	7,959
Transfer agent fee	3,000
Other accrued expenses	1,871
Total Liabilities	32,580
Net Assets	$6,642,150

Composition of Net Assets:
Paid in capital	$6,907,491
Accumulated Loss	(265,341)
Net Assets	$6,642,150

Net Asset Value Per Share
Net Assets	$6,642,150
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	750,000
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$8.86

See accompanying notes to financial statements.

APEX HealthCare ETF
Statement of Operations
Period ended July 31, 2022 *

Investment Income
Dividend income	$42,491
Less foreign taxes withheld	(2,086)
Interest income	114
Total Investment Income	40,519

Expenses
Investment advisory fees	25,336
Administration fees	52,415
Custody fees	29,140
Audit fees	19,750
Legal fees	19,041
Printing expenses	10,835
Transfer agent fees	10,681
Trustees’ fees	6,934
Compliance officer fees	6,143
Insurance expense	939
Other expenses	15,965
Total Expenses	197,179
Less: Fees waived/ expenses reimbursed by the Advisor	(166,618)
Net Expenses	30,561
Net Investment Income	9,958

Net Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) on:
Investments	(15,214)
Foreign currency translations	(2,697)
(17,911)
Net Change in unrealized on:
Investments	(257,784)
Foreign currency translations	396
(257,388)
Net Realized and Unrealized Loss On Investments	(275,299)
Net Decrease in Net Assets Resulting From Operations	$(265,341)

*	The APEX Healthcare ETF commenced operations on September 20, 2021.

See accompanying notes to financial statements.

APEX HealthCare ETF
Statement of Changes in Net Assets

Period Ended
July 31, 2022*
Operations:
Net investment income	$9,958
Net realized loss from investment transactions and foreign currency translations	(17,911)
Net change in unrealized depreciation on investment transactions and foreign currency translations	(257,388)
Net decrease in net assets resulting from operations	(265,341)

Distributions to Shareholders

Shares of Beneficial Interest
Proceeds from shares sold	6,657,491
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	6,657,491

Total Increase in Net Assets	6,392,150

Net Assets:
Beginning of period	250,000 (a)
End of period	$6,642,150

Share Activity:
Shares Sold	725,000
Net Increase in Total Shares Outstanding	725,000

*	The APEX Healthcare ETF commenced operations on September 20, 2021.

(a)	Beginning capital of $250,000 was contributed by fund management at Regents Park Funds, LLC, investment advisor to the Fund, in exchange for 25,000 shares of the Fund in connection with the seeding of the Trust.

See accompanying notes to financial statements.

APEX HealthCare ETF - Fund
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding
Throughout the Period Presented)

Period
Ended
July 31,
2022*
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income(a)	0.02
Net realized and unrealized loss on investments	(1.16)
Total from investment operations	(1.14)

Net asset value, end of period	$8.86

Market Price, end of period	$8.91

Total Return(b)(c)(d)(i)	(11.40)%
Market Price Total Return(i)	(10.90)%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$6,642
Ratio of expenses to:
average net assets, before reimbursement(e)(f)(j)	5.80%
average net assets, net of reimbursement(e)(g)(j)	0.90%
Ratio of net investment income to average net assets(h)(j)	0.29%
Portfolio turnover rate(i)(k)	78%

*	The APEX Healthcare ETF shares commenced operations on September 20, 2021.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent of fee waiver/expense reimbursement.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value in financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Represents total return based on net asset values per share from commencement of investment operations on September 20, 2021 through July 31, 2022.

(e)	Does not include the expenses of other investment companies in with the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Adviser.

(g)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements/recapture by the Advisor.

(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(i)	Not annualized.

(j)	Annualized.

(k)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2022

(1)	ORGANIZATION

The APEX Healthcare ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 20, 2021. The Fund is an actively managed exchange traded fund (“ETF”). The Fund’s investment objective is to seek to provide investment results that correspond generally, before fees and expenses, to the performance of the MarketGrader Global Health Care Leaders Index.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the Fair Value Committee in ratifying the Fair Value Committee’s application of the fair valuation methodologies employed.

Exchange Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process –The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the Fair Value Committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed- end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2022 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,474,237	$—	$—	$5,474,237
Exchange-Traded Fund	1,076,414	—	—	1,076,414
Total	$6,550,651	$—	$—	$6,550,651

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Foreign Currency Translations

The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s July 31, 2022 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the period ended July 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $3,186,063 and $3,199,749 respectively. For the period ended July 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $6,837,335 and $0, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. For the period ended July 31, 2022, the Fund incurred Advisory Fees of $25,336.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund.

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front- end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), and extraordinary expenses such as litigation expenses) will not exceed 0.90% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver or reimbursement is made. As of July 31, 2022, the adviser owed $32,815 to the fund, which has since been paid.

For the period ended July 31, 2022 the Adviser had no previously reimbursed fees to recapture, and the Adviser reimbursed $166,618 to the Fund during the period, which is subject to recoupment up through July 31, 2025.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) , an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,804,548 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$208,571
Gross unrealized depreciation:	(462,468)
Net unrealized depreciation:	$(253,897)

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

The Fund did not have any distributions paid during the fiscal year ended July 31, 2022.

As of July 31, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$3,374	$—	$(15,172)	$(42)	$—	$(253,501)	$(265,341)

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation from investments is primarily attributable to the mark-to-market on passive foreign investment companies.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $15,172.

At July 31 30, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$42	$—	$42	$—

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”) . Purchases and redemptions of Creation Units for cash or involving cash-in- lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge for
Fee for In-Kind and Cash Purchases	Cash Purchases*
$500	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information further information regarding the risks associated with the Fund’s investments which include, but are not limited to: authorized participant concentration risk, calculation methodology risk, concentration risk, currency risk, cybersecurity risk, early close/trading halt risk, emerging markets risk, equity risk, ETF structure risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, focus risk, gap risk, geographic risk, growth investing risk, healthcare sector risk, hedging transactions risk, index risk, index tracking error risk, investment companies and ETFs risk, investment style risk, issuer-specific risk, management risk, market capitalization risk, market events risk, market risk, new fund risk, passive investment risk, portfolio turnover risk, securities lending risk, trading risk, underlying fund risk, value investing risk and volatility risk.

Equity Risk – Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

ETF Structure Risk – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Focus Risk – To the extent that a Fund invests a greater proportion of its assets in the securities of a smaller number of issuers, the Fund may be subject to greater volatility with respect to its investments than a fund that invests in a larger number of securities.

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

Foreign (Non-U.S.) Investment Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non -U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Healthcare Sector Risk – The Fund’s investments will be concentrated in the healthcare sector, and will therefore be susceptible to an increased risk of loss resulting from adverse events that affect the healthcare sector more than the market as a whole. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. The Fund may be, to the extent that the Fund’s investments are concentrated in securities of a particular industry, group of industries or sector.

Index Risk – Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the MarketGrader Index. Therefore, the Sub-Adviser would not necessarily sell a security unless that security is removed from the MarketGrader Index, even if that security generally is underperforming or the security’s issuer was in financial trouble, and the Fund will be negatively affected by general declines in the securities and asset classes represented in the MarketGrader Index. The Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the MarketGrader Index. The Index Provider relies on third party data it believes to be reliable in constructing the MarketGrader Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the MarketGrader Index.

Investment Companies and ETFs Risk – When the Fund invests in other investment companies, including closed-end funds and ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the investment company or ETF in addition to those paid by the Fund. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund also will incur brokerage costs when it purchases and sells closed-end funds and ETFs. In addition, the market value of shares of ETFs or closed-end funds may differ from their NAV. Accordingly, there may be times when closed-end fund or ETF shares trade at a premium or discount to NAV. For ETFs, this difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

APEX Healthcare ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2022

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Volatility Risk – The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

APEX Healthcare ETF
CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Unaudited)
July 31, 2022

On April 5, 2022, the Audit Committee of the Board of Trustees of Two Roads Shared Trust (the “Trust” or “registrant”), selected and appointed and recommended Deloitte & Touche LLP (“Deloitte”) as the Fund’s independent registered public accounting firm for the fiscal year ending July 31, 2022, in replacement of RSM US LLP (“RSM”) which was previously approved and named as the Fund’s independent registered public accounting firm within the Fund’s initial registration statement.

During the interim period from September 20, 2021 (the date the Fund commenced operations) through April 5, 2022, (i) the Fund did not consult with RSM on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure (ii) there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

During the interim period from September 20, 2021 (the date the Fund commenced operations) through April 5, 2022, neither the registrant, nor anyone acting on its behalf, consulted with Deloitte on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as described in Item 304(a)(1)(v) of Regulation S-K.

Deloitte & Touche LLP 695 Town Center Drive Suite 1000 Costa Mesa, CA 92626 USA Tel: 714 436 7100 Fax: 714 436 7200 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of Two Roads Shared Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of APEX HealthCare ETF (the “Fund”), one of the funds constituting the Two Roads Shared Trust (the “Trust”), as of July 31, 2022, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the period from September 20, 2021 (commencement of operations) through July 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations, the changes in its net assets, and the financial highlights for the period from September 20, 2021 (commencement of operations) through July 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

September 29, 2022

We have served as the auditor of one or more Regents Park Funds, LLC investment companies since 2022.

APEX Healthcare ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 (commencement of the Fund’s operations) to July 31, 2022 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	2/1/22	7/31/22	2/1/22 – 7/31/22*	2/1/22 – 7/31/22
	$1,000.00	$971.50	$4.40	0.90%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	2/1/22	7/31/22	2/1/22 – 7/31/22*	2/1/22 – 7/31/22
	$1,000.00	$1,020.33	$4.51	0.90%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Apex HealthCare ETF
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2022

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008), Independent Director, OCHEE LP (2021-present)	8	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); iCapital KKR Private Markets Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) ; and OHA CLO Enhanced Equity II Genpar LLP (since 2021)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	8	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); iCapital KKR Private Markets Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman McGowan PLLC (legal services)(Since 2016)	8	iCapital KKR Private Markets Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean and Professor (since 2019) of Chicago-Kent College of Law, Illinois Institute of Technology; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017-2018), Professor (2016-2019), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	8	iCapital KKR Private Markets Fund (since 2014); Centerstone Investors Trust (2016-2021)

*	Information is as of July 31, 2022.

**	As of July 31, 2022, the Trust was comprised of 25 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust except for Anfield Capital Diversified Alternatives ETF, Anfield Dynamic Fixed Income ETF, Anfield Universal Fixed Income ETF, Anfield U.S. Equity Sector Rotation ETF and Regents Park Hedged Market Strategy ETF, each of which is advised by Regents and sub-advised by the Fund’s Sub-Adviser; Anfield Universal Fixed Income Fund, which is advised by the Fund’s Sub-Adviser and Affinity World Leaders Equity ETF, which is advised by Regents.

07/31/22 – Two Roads v1

Apex HealthCare ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2022

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012-present); Vice President (2004 to 2012); Ultimus Fund Solutions LLC	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Ultimus Fund Solutions LLC (since 2015); Assistant Vice President, Ultimus Fund Solutions LLC (2011-2014)	N/A	N/A
Timothy Burdick Year of Birth: 1986	Vice President Since Aug. 2022 Secretary Since Aug. 2022	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – present); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 – 2022); Senior Program Compliance Manager, CJ Affiliate (2016 –2019).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of July 31, 2022.

**	As of July 31, 2022, the Trust was comprised of 25 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust except for Anfield Capital Diversified Alternatives ETF, Anfield Dynamic Fixed Income ETF, Anfield Universal Fixed Income ETF, Anfield U.S. Equity Sector Rotation ETF and Regents Park Hedged Market Strategy ETF, each of which is advised by Regents and sub-advised by the Fund’s Sub-Adviser; Anfield Universal Fixed Income Fund, which is advised by the Fund’s Sub-Adviser and Affinity World Leaders Equity ETF, which is advised by Regents.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-866-4848.

07/31/22 – Two Roads v1

APEX Healthcare ETF
ADDITIONAL INFORMATION (Unaudited)
July 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended July 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve months ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

APEX-AR22

(b)        Not applicable

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Trust Series	2022
APEX Healthcare ETF	$15,000

(b)	Audit-Related Fees – None
(c)	Tax Fees

Trust Series	2022
APEX Healthcare ETF	$4,400

(d)	All Other Fees – None
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended July 31, 2022 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)       Not applicable.

(i)       Not applicable.

(j)       Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

ITEM 6. INVESTMENTS

Included in annual report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable. Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications required by to Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(a)(4) Change in registrant’s independent public accountant is filed herewith

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer,
Date: September 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer,
Date: September 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer
Date: September 30, 2022